PIMCO ETF Trust

Supplement dated July 6, 2022 to the Index Exchange-Traded Funds Prospectus (the “Prospectus”)

dated November 1, 2021, as supplemented from time to time

Disclosure Related to the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Amit Agrawal and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Amit Agrawal and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. Agrawal is a Senior Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Amit Agrawal and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Amit Agrawal and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. Agrawal is a Senior Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Amit Agrawal	6/21 6/21

Senior Vice President, PIMCO. Mr. Agrawal’s focus is on high yield and macro credit strategies. Prior to joining PIMCO in 2018, Mr. Agrawal worked at GMO as a high yield and structured credit portfolio manager. Previously, he was a director at Bank of America Merrill Lynch, responsible for trading in credit derivatives, including tranches and options. He has investment experience since 2007.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 15+ Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 25+ Year Zero
Coupon U.S. Treasury
Index Exchange-Traded
Fund

PIMCO Broad U.S. TIPS
Index Exchange-Traded
Fund

PIMCO Investment Grade
Corporate Bond Index
Exchange-Traded Fund

	Tanuj Dora	6/21 6/21 6/21 6/21 6/21 6/21

Vice President, PIMCO. Mr. Dora heads Capital Markets for PIMCO’s ETF business and works on efficient trading and portfolio management of PIMCO ETFs. Prior to joining PIMCO in 2021, Mr. Dora was a Portfolio Manager for Fixed Income ETFs and index mandates at DWS (formerly Deutsche Asset Management), managing over $7Bn in ETF assets. Mr. Dora joined DWS in 2016 and was responsible for launching and building out DWS’s fixed income ETF business in the US. Prior to his role at DWS, he was based in London working for Deutsche Bank AG as an ETF market maker and trader.

PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 15+ Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 25+ Year Zero
Coupon U.S. Treasury
Index Exchange-Traded
Fund

PIMCO Broad U.S. TIPS
Index Exchange-Traded
Fund

PIMCO Investment Grade
Corporate Bond Index
Exchange-Traded Fund

	Matt Dorsten	12/15 12/15 12/15 12/15 12/15 12/15	Executive Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

Investors Should Retain This Supplement for Future Reference

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